Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant, and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	326,454,863	(58,828,708)	267,626,155
- Depreciation for the year	-	(26,367,517)	(26,367,517)
- Sale of vessel	(4,950,746)	931,410	(4,019,336)
- Newbuilding vessels delivered during the year	202,844,914	-	202,844,914
- Vessel improvements	3,302,682	-	3,302,682
Balance, December 31, 2024	527,651,713	(84,264,815)	443,386,898
- Depreciation for the year	-	(28,612,080)	(28,612,080)
- Sale of vessels	(65,765,644)	23,343,820	(42,421,824)
- Newbuilding vessels delivered during the year	94,440,687	-	94,440,687
- Vessel improvements	2,704,838	-	2,704,838
- Vessels contributed to spin-off (Note 1)	(9,808,854)	6,223,827	(3,585,027)
Balance, December 31, 2025	549,222,740	(83,309,248)	465,913,492